Financial assets - Disclosure of detailed information about redeemable preference shares with no fixed redemption date (Details) - Redeemable Preference Shares With No Fixed Redemption Date [Member] - J V Finco [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balance, beginning of year	$ 108,025	$ 153,651
Fair value adjustment for the year	7,774	(35,626)
Redemption of preferred shares during the year	(37,500)	(10,000)
Balance, end of year	$ 78,299	$ 108,025